Intangible assets (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	¥ 788,000,000	¥ 601,000,000
Intangible assets and goodwill at end of period	2,401,000,000	788,000,000
Intangible assets pledged as security for liabilities	0	0
Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	788,000,000	600,000,000
Intangible assets and goodwill at end of period	1,161,000,000	788,000,000
Goodwill | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	1,240,000,000	0
Others | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	0	0
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,331,000,000	965,000,000
Additions (not by business combination)	524,000,000	380,000,000
Additions (transferred from property and equipment)	100,000,000	25,000,000
Additions (business combination)	1,240,000,000
Sales and disposals	(36,000,000)	(39,000,000)
Intangible assets and goodwill at end of period	3,159,000,000	1,331,000,000
Gross carrying amount | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,328,000,000	962,000,000
Additions (not by business combination)	524,000,000	380,000,000
Additions (transferred from property and equipment)	100,000,000	25,000,000
Additions (business combination)	0
Sales and disposals	(35,000,000)	(39,000,000)
Intangible assets and goodwill at end of period	1,917,000,000	1,328,000,000
Gross carrying amount | Goodwill | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Additions (not by business combination)	0	0
Additions (transferred from property and equipment)	0	0
Additions (business combination)	1,240,000,000
Sales and disposals	0	0
Intangible assets and goodwill at end of period	1,240,000,000	0
Gross carrying amount | Others | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	3,000,000	3,000,000
Additions (not by business combination)	0	0
Additions (transferred from property and equipment)	0	0
Additions (business combination)	0
Sales and disposals	(1,000,000)	0
Intangible assets and goodwill at end of period	2,000,000	3,000,000
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(544,000,000)	(365,000,000)
Sales and disposals	2,000,000
Amortisation	(217,000,000)	(179,000,000)
Intangible assets and goodwill at end of period	(759,000,000)	(544,000,000)
Accumulated depreciation and amortisation | Internally generated intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(541,000,000)	(362,000,000)
Sales and disposals	1,000,000
Amortisation	(217,000,000)	(178,000,000)
Intangible assets and goodwill at end of period	(757,000,000)	(541,000,000)
Accumulated depreciation and amortisation | Goodwill | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Sales and disposals	0
Amortisation	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated depreciation and amortisation | Others | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(3,000,000)	(3,000,000)
Sales and disposals	1,000,000
Amortisation	0	0
Intangible assets and goodwill at end of period	¥ (2,000,000)	¥ (3,000,000)